SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies
Basis of preparation

Basis of preparation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Code for the Tax Recording of transactions and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with US GAAP.

Going concern

Going concern—As at December 31, 2014, NBG's funding from the European Central Bank (“ECB”) through repo transactions amounted to EUR 14.2 billion of which NIL through Emergency Liquidity Assistance (“ELA”). These repo transactions were collateralized in part by Greek government and Greek government-guaranteed bonds.

As a result of the on-going negotiations between the new Greek government and the European Commission, the ECB and International Monetary Fund (“IMF”) (collectively the “Institutions”) towards reaching a permanent agreement, the ECB lifted the waiver on the eligibility of these bonds as collateral for ECB funding until persuasive positive signs that the new Greek government will reach an agreement with the Institutions. Consequently, an increased reliance is placed on the Bank of Greece via its ELA facility which is under strict control by the ECB.

The uncertainty regarding the financing needs of the Greek government led to significant deposits outflows during December 2014. A further net outflow in the amount of EUR 6.4 billion occurred between January 1 and April 30, 2015. The crisis in the Greek economy, in conjunction with the strict international supervisory rules, continue to restrict the Bank's access to liquidity from other financial institutions and therefore the Eurosystem remains a major source of liquidity for the Bank. The transfer of responsibility of financing from ECB to ELA with reducing funding limits has created and may continue to create serious liquidity problems to the Greek banks in the future.

As a result, although NBG's reliance on Eurosystem funding has decreased from EUR 34.7 billion in the second quarter of 2012, when it reached the highest amount, to EUR 20.7 billion at December 31, 2013 and to EUR 14.2 billion at December 31, 2014, as of April 30, 2015 it has increased again to EUR 24.8 billion, of which EUR 15.2 billion is provided through ELA. Furthermore, as of April 30, 2015, additional financial assets of cash value EUR 12.7 billion were available for further liquidity.

From a capital adequacy perspective, following the two successful share capital increases in 2013 for EUR 9.8 billion and in 2014 for EUR 2.5 billion the Group's CET1 ratio at December 31, 2014 was 13.6%, excluding the impact of Greek Law 4303/2014 (“DTC Law”), see Note 36. Moreover, the planned capital actions are expected to further increase the Common Equity Tier 1 (CET1) ratio.

Furthermore, the Bank successfully passed the EU-wide Comprehensive Assessment including an Asset Quality Review (AQR) and Stress Test. The Adverse Dynamic Balance Sheet stress test, which is based on the Bank's approved Restructuring Plan resulted in a CET1 ratio of 8.9%, and a capital surplus of EUR 2.0 billion. In addition, the Bank's Extraordinary General Meeting held on November 7, 2014 resolved to opt-in for the provisions of the DTC Law, which increases the capital surplus, under this scenario, by a further EUR 0.7 billion.

The access to adequate funds depends to a large extent on to a new agreement to be reached between the Greek government and the Institutions. To this end the Eurogroup decided on February 20, 2015 to extend the Master Financial Assistance Facility Agreement (“MFFA”) for Greece and the availability of EFSF funds for Greece (albeit transferred from HFSF to EFSF) by four months until June 2015, in order to allow time for an agreement to be negotiated and concluded by the so called “Brussels Group” comprising the above Institutions and representatives of European Supervisory Mechanism (“ESM”)/EFSF.

Going concern conclusion. Management concluded that the Bank is going concern after considering (a) the Bank's capital ratios at December 31, 2014 above the thresholds required (see Note 36 to the U.S. GAAP Financial Statements), (b) its current access to the Eurosystem facilities and (c) the EUR 10.9 billion currently held by the ESM and available to be re-borrowed by the Hellenic Republic for the recapitalisation of the Greek banks (if needed).

Nevertheless, as the ability of the Bank of Greece to continue to fund the operations of the Greek banks, including NBG, is limited and conditional on ECB approvals, there is substantial doubt about the Group's ability to continue as a going concern which depends on whether NBG will be able to continue to access sufficient liquidity through ELA or other bank borrowing facilities and whether the outflow of deposits will continue, that may adversely affect the Group's ability to continue as a going concern.

The resolution of this substantial doubt depends, among other factors, in an agreement between the Greek government and the Institutions, which results, for example, in the re-establishment of the waiver by the ECB to the use of Greek government and government-guaranteed bonds in the Eurosystem more broadly and a solution for the financing needs of the Greek government which would likely result in a positive flow of deposits to the banking system, including NBG, and access to the international financial markets.

Principles of consolidation

Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (“VIEs”), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated. Changes in an ownership interest in a subsidiary that does not result in the Group losing control over the subsidiary are accounted for as equity transactions.

Subsequent events

Subsequent events—All material events that occurred after the latest balance sheet date and before the financial statements were issued, have been either recognized or disclosed in the Notes to the consolidated financial statements.

Redeemable non-controlling interest

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside “Permanent equity” as “Temporary equity”. Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur, and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary, pursuant to ASC 810-10. Such changes are recognized directly in “Accumulated Surplus”.

Foreign currency translation

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption “Cash and due from banks”.

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management's intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading gain/(loss). All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income/(loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income/(loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment).

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Any credit related OTTI related to debt securities that the Group does not plan to sell and is not likely to be required to sell, is recognized in income statement as unrealized losses, with the non-credit related OTTI retained in accumulated other comprehensive income/(loss). For other impaired debt securities and equity securities, the entire OTTI is recognized in earnings as unrealized losses.

Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. When the Group lacks that intent or ability, the security's decline in fair value is deemed to be other than temporary and is recorded in income statement. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists.

Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.

Reclassifications between categories of investments

Reclassifications between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group reclassifies such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet definition of the respective category at the date of reclassification. Such reclassifications can occur only once, in response to a single rare event.

If there is a change in intention or ability to hold a debt security to maturity, the Group reclassifies such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter, at the date of reclassification.

For securities reclassified as described above, the fair value at the date of reclassification becomes the new amortized cost at that date.

When the securities reclassified out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

Derivatives

Derivatives—The Group maintains an overall risk management strategy that incorporates the use of derivative instruments to reduce certain risks related to interest rate and foreign currency volatility. On the date the Group enters into a derivative contract, the Group designates the derivative instrument as either hedging or as a freestanding derivative instrument. At December 31, 2014 and 2013 the Group did not have any of its derivative instruments designated as hedging instruments. For freestanding derivative instruments, changes in fair values are reported in current period net income and included in the net trading gain/(loss).

All derivatives are recognized on the consolidated balance sheet at fair value, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Derivatives are recorded as derivative assets or liabilities. The Group's Management exercises judgment in determining the fair value of financial assets and liabilities. For exchange traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values also take into account the Group's own credit standing, thus the valuation of the derivative instruments includes the value of the net credit differential between the counterparties to the derivative contract.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Offsetting

Offsetting— Financial assets and liabilities are offset and the net amount is reported in the consolidated balance sheet when, and only when there is a legally enforceable right to offset the recognised amounts and there is an intention to realize the asset and settle the liability simultaneously or on a net basis.

Equity method investments

Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group's share of the profit or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group's net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments.

The excess of the cost of acquisition of the investments and the Group's equity in the investee's underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.

Loans and leases

Loans and leases—Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance.

Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield of the related loans.

There are no loans that have been originated which are intended for sale in the secondary market.

Investments in purchased loans or group of loans include the amount paid to the seller plus any fees paid or less any fees received. All other costs incurred in connection with acquiring purchased loans or committing to purchase loans are charged to expense as incurred. When the initial investment differs from the related loan's principal amount at the date of purchase, the difference is recognized as an adjustment of yield over the life of the loan.

Purchased loans with evidence of credit quality deterioration for which it is probable that the Group will not receive all contractually required payments receivable are accounted for as purchased credit impaired loans (“PCI loans”). The excess of the cash flows expected to be collected on PCI loans, measured as of the acquisition date, over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan using a level yield methodology.

Loans also include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment.

A loan is determined to be past due when any amount with respect to the loan is not collected when contractually due.

The Group has identified two portfolio segments in accordance with ASC 310-10-20 and its internal policies, consumer loans and commercial loans. Consumer loans consist of a large number of homogeneous loans of small amounts given to individual borrowers. Therefore, the consumer loans portfolio is diversified and more resilient to specific risks associated with individual borrowers, but may be more severely affected by changes in macroeconomic conditions (e.g. GDP evolution, unemployment and disposable income). Commercial loans in general consist of large exposures to fewer borrowers to cover their business financing needs. The commercial loans portfolio is less diversified, and therefore, more vulnerable to risks associated with individual borrowers.

As described in Note 13 the Group has elected fair value accounting for certain loans. Such loans are carried at fair value with changes in fair value reported in income statement.

Write Offs

Write-offs—The Group's write-off policy prescribes which loans and receivables fall into its scope and the criteria that must be met for each type of asset in order for each write-off to be approved by the relevant competent committee.

Loan amounts to be written off for accounting purposes are individually identified and fully provided for.

For all loan amounts written-off for accounting purposes, documentation is retained and is available to evidence and support the reasoning for the write-off and that the appropriate actions have been taken.

The following factors are taken into consideration when qualifying a loan for write-off:

(i)       The past due status of the loan.

(ii)       The existence of collateral held by the Group to secure the loan and the ability to liquidate that collateral.

(iii)       The status of legal actions undertaken by the Group as well as the results of recent research regarding the borrower's real estate property. However, completion of such legal actions is not a necessary condition to write-off a loan if the claim against the borrower would remain valid after the loan is written-off.

(iv)       The existence of other assets held by the borrower identified through available databases.

(v)       An assessment of the costs expected to be incurred for pursuing recovery compared to the expected recovery.

In particular:

(i)       Mortgages are written-off for accounting purposes after a maximum period in past-due of at least 10 years and when there is no realistic prospect of recovering those amounts. The competent business units ensure that all appropriate actions have been taken in order to collect and no further recovery action is possible or practicable.

(ii)       Unsecured consumer, credit card and Small Business Lending (“SBL”) exposures may not be written-off for accounting purposes even after a period of at least 5 years after the agreement is terminated.

(iii)       Corporate and secured SBL exposures are considered for write-off for accounting purposes on a case by case analysis, based on the general requirements (i)-(v) above.

In specific cases corroborated with legal evidence, such as for example fraud or bankruptcy of the borrower, exposures can be written-off for accounting purposes regardless of whether the criteria above are satisfied.

Written-off loans, either retail or corporate, are monitored until completion and exhaustion of legal actions, having taken into consideration the efforts and cost required.

Write-offs are approved by each competent committee in accordance with its authority limits prescribed in its charter.

Non-accruing loans

Non-accruing loans—In general, for domestic loans the accrual of interest is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual status at the time the loan is 180 days delinquent. For foreign loans the accrual of interest is typically discontinued at the time the loan is 90 days delinquent. In all cases, loans are placed on non-accrual status, or written-off at an earlier date, if collection of principal or interest is considered doubtful.

The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Interest income is recognized upon receipt of the cash. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame (except for loans that the agreement has been terminated), or when the loans are modified (see below).

Modifications and troubled debt restructurings ("TDRs")

Modifications and Troubled Debt Restructurings (“TDRs”)— Modifications are considered TDRs if, for economic or legal reasons related to the customer's financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves a modification of terms such as the change of the interest rate, or the reduction of the principal, or the interest accrued off-balance sheet of the loan or the extension of maturity at a stated interest rate lower than the current market rate for a new loan with similar risk.

Each modified loan resets the number of days past due. TDRs that were non-accruing at the time of the restructuring remain non-accruing until a minimum number of payments are made by the borrower, ranging from 4 to 12 depending on the loan product. Loans classified as TDRs are considered impaired.

Allowance for loan losses and reserves for unfunded lending commitments

Allowance for loan losses and reserves for unfunded lending commitments—The allowance for loan losses is management's estimate of probable incurred losses, including probable incurred losses related to loans modified in a trouble debt restructuring. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement or when it has been classified as TDR.

Individually significant exposures are considered those which, if impaired would have a material impact on profit. Specifically, individually significant exposures are those customer exposures that, for each NBG Group entity, exceed the lower of 0.1% of the entity's equity and EUR 750,000.

Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses.

The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components: specific allowances, coefficient analysis and homogeneous analysis.

Specific allowance: For individually significant commercial loans, specific allowances are recorded based on: historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer's risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management's best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan's carrying amount and the present value of estimated future cash flows expected to be received.

Coefficient analysis: Most non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit rating model. Individual loans are classified by the rating model into 22 risk categories, as described in the Corporate Credit Policy document. The rating class stems from the model algorithm taking into account both quantitative and qualitative factors like industry sector, payment history (including delinquency), capital structure etc. Each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer's financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first launched in the beginning of 2007. It was optimized for its use in Greece and validated and calibrated by an internationally recognized and independent advisor. Since then, it is monitored regularly by our Group Risk Management Division, following the Basel II guidelines on monitoring of rating models. The accuracy statistics has shown a slight deterioration in the predictive ability but still the model performs well within the accepted limits, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date.

Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, and certain non-significant commercial loans is based on the valuation of aggregated portfolios of homogeneous loans, generally by loan type, products.

Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 13). The period analyzed for the estimation of the loss rates takes into consideration the long recovery periods historically observed in Greece, and is six years for credit cards and consumer loans and over twelve years for mortgage loans. These longer recovery periods follow from Greek legislation and judicial system, as well as business practices.

Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group, for loans in Greece.

Additions to the allowance for loan losses are made by charges to the provision for loan losses and credit exposures deemed to be uncollectible are charged against the provision for loan losses.

Subject to compliance with tax laws in each jurisdiction, a loan which is deemed to be uncollectible or forgiven is written off against the related provision for loans impairment. Subsequent recoveries of amounts previously charged as uncollectible are credited to provision for loan losses in the Income statement.

Under Greek regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Similar regulations apply to our subsidiaries outside Greece, however the legal process takes, in general, significantly less time than in Greece. Historical loss amounts are based on recoveries relating both to balances written off and to balances not written off because not all legal actions for recovery have been fully exhausted.

In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded lending commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. Additions to the reserve for unfunded lending commitments are made by charges to the provision for credit losses. The allowance is estimated using the methodology applied to commercial loans.

Fair Value

Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 “Fair Value Measurements and Disclosures”, which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 “Financial Instruments”, including certain loans and long-term debt. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

The fair value disclosures are presented in Note 37. The levels of hierarchy with respect to the fair values are the following:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain government securities that are highly liquid and are actively traded in over-the-counter (OTC) markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter derivative contracts.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Transfers between levels are recognized at the end of the reporting period.

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable, respectively, in the current marketplace.

Goodwill, software and other intangibles

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. The Group has an option to assess qualitative factors to determine if it is necessary to perform the goodwill impairment test. If, after assessing the totality of events or circumstances, the Group determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, no further testing is necessary. If, however, the Group determines that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then the Group is required to perform the first step of the two-step goodwill impairment test. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets subject to amortization are amortized on a straight-line basis over the period benefited, using an estimated range of anticipated lives not exceeding a period of 20 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment

Premises and equipment—Premises and equipment, including buildings, are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets held for sale, including those that are to be disposed of, are evaluated for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the expected undiscounted future cash flows of a long-lived asset are lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Sale and leaseback transactions

Sale and leaseback transactions - We account for sale-leaseback transactions as financings. Accordingly, we record certain of the assets subject to these transactions on our consolidated balance sheets in property and equipment and the related sales proceeds as financing obligations. Payments on the leases are recognized as interest expense and a reduction of the related obligations.

Variable Interest Entities

Variable Interest Entities—The Group is involved with VIEs in the normal course of business. The primary use of VIEs is to obtain sources of liquidity for the Group. The Group is also involved in VIEs used for the securitization of certain loans as discussed below.

VIEs are entities defined in ASC 810 “Consolidation” as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity.

The Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The Group continually reassesses whether it is the primary beneficiary of a VIE.

For additional information on certain of our VIEs, see Note 13.

Securitization

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to VIEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 “Transfers and Servicing”. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a)       the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b)       each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c)       the Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading gain/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes

Income taxes—Income taxes payable on profits, based on the applicable tax laws in each jurisdiction, are recognized as an expense in the period in which profits arise. The Group accounts for deferred income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on Management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to the highest amount that is more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 “Income taxes”. A benefit can only be recognized if it is “more likely than not” that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations

Insurance operations—Insurance operations include both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Traditional basic life insurance policies with regular and single premium mode are accounted for as long-duration and limited-payment contracts respectively. Riders attached to basic life policies distinguished by the ability of the Group to apply premium increases in order to absorb adverse claims experience. Property and Casualty insurance policies are accounted for as short duration contracts and their corresponding liabilities (Unearned premium reserves, Unexpired risk reserve, Outstanding claims reserve and Provision for claims incurred but not reported (“IBNR”)) are included in Insurance Reserves in the accompanying Consolidated Balance Sheets. Income from insurance operations and expenses such as insurance claims, reserves movement, commissions and reinsurance premium ceded are included in other non-interest income and expenses, respectively. In particular, premiums from life insurance and mortgage payment insurance plans are included in “Other non-interest income”, whereas claims, reserve movement and commissions are included in “Other non-interest expense”.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policyholders and are reported in the period that the amounts are assessed. Premium income from short duration contracts, including reinsurance assumed, is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Liabilities for outstanding claims and claim adjustment expenses are estimates of payments to be made for reported claims and claim adjustment expenses and estimates of claim and claim adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses of historical loss patterns and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; adjustments are recognized in the period in which the adjustments occur.

The Group establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with U.S.GAAP and applicable actuarial standards. For long duration contracts, principal assumptions used in the establishment of liabilities for future policy benefits are future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and may require the establishment of premium deficiency reserve. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used. Premium deficiency reserve may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. Changes in the premium deficiency reserve are recognized in the period in which the changes occur. The liability for policy benefits for universal life type contracts is calculated as the balance accrued to the benefit of the policyholders at the reporting date and the amount necessary to cover any loss expected to incur due to guarantees offered to policyholders at maturity of the contract.

The Group incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts, including commissions and other incremental direct costs of contract acquisition, are capitalized recognized in other assets. All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred. Deferred acquisition costs are amortized over the terms of the insurance policies.

For each of its reinsurance agreements, the Group determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Group's obligations as the primary insurer. The Group reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the Consolidated Balance Sheets. Amounts currently recoverable under reinsurance agreements are included in Other Assets and amounts currently payable are included in Other Liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Group under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Pensions

Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates.

Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group.

With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan's benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group's plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group's income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.

Other assets and other liabilities

Other assets and other liabilities—Other assets include, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities include, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Foreclosed assets

Foreclosed assets—Foreclosed assets arise when the Group initiates legal actions for debt collection upon the recognition that repayment or restructuring of the debt cannot be achieved. In case the exposures are collateralized with assets, legal actions involve the initiation of an auction program that targets the repayment of the loans through the collateral liquidation value.

Assets that are classified as “foreclosed assets” are included in other assets upon actual foreclosure or when physical possession of the collateral is taken, through mutual agreement or court action. These assets are reported as held for sale in accordance with ASC 360-10-45-9. Foreclosed properties are initially measured at the fair value of the property less estimated costs to sell. Prior to foreclosure, any write-downs, if necessary, are charged to the allowance for loan losses. Subsequent to foreclosure, gains or losses on the sale of, and losses on the periodic revaluation of, foreclosed properties are recorded in “Net other income/(expense)”.

Discontinued operations

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale. Discontinued operations are presented on the face of the consolidated statement of income and comprehensive income.

Dividend policy

Dividend policy—The Bank, on the basis of its statutory financial statements prepared in accordance with IFRS as endorsed by the EU, pays dividends out of:

•       distributable profits for the year (i.e., profits net of: (a) tax; (b) losses carried forward; and (c) prior year tax audit differences); and

•       retained earnings, special reserves or ordinary reserves to the extent they exceed the amount required to be maintained by law.

Each year the Bank is required, by Greek Company Law 2190/1920, to declare and distribute a minimum dividend out of its net profits, if any, equal to 35% of the net profits for the year less statutory reserves, any profits resulting from the sale of equity participations that represent at least 20% of the paid up share capital of a subsidiary company in which the Bank has held an equity participation for at least ten years and unrealized net gains from financial instruments.

Any distribution of the remainder of the distributable profits must be approved by a General Meeting of the Shareholders with the ordinary quorum and majority voting requirements. No distribution can be effected if, on the closing date of the last financial year, the total shareholders' equity is, or will become after that distribution, lower than the sum of share capital and the reserves, the distribution of which is prohibited by Greek Law or the Bank's Articles of Association.

A majority representing at least 65% of the paid-up share capital may vote to waive this. The undistributed dividend (up to 35% minimum dividend) must then be transferred to a special reserve which must, within four years following the General Meeting of the Shareholders, be distributed in the form of a stock dividend. Furthermore, a majority representing at least 70% of the Bank's paid-up capital may vote to waive this stock dividend.

According to the provisions of article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Finance, banks participating in the Hellenic Republic Bank Support Plan were allowed to distribute dividends to ordinary shareholders only in the form of shares, but excluding treasury shares, for the financial year ended on December 31, 2008. Also, pursuant to the provisions of article 39 of Greek Law 3844/2010, article 28 of Greek Law 3576/2009 was modified to provide that the restriction of dividends distribution to ordinary shareholders only in the form of shares, but excluding treasury shares, was applicable and for the financial year ended on December 31, 2009. This restriction did not include any dividend or fixed return on preference shares that are being traded in foreign organized markets, as well as any interim dividend paid which, however, is included in the calculation of the minimum dividend of 35%.

Normally, dividends are declared and paid in the year subsequent to the reporting period. Banks participating in the plan were allowed to distribute dividends, for 2010 and 2011, only in the form of shares; however, these could not be treasury shares, in accordance with Greek Law 3965/2011 and Greek Law 4063/2012, respectively. No dividend distribution to any class of shares was approved by the annual Ordinary General Meeting of the Bank's Shareholders held on June 26, 2014, in compliance with the provisions of articles 44a, 42c and 43 of Greek Company Law 2190/1920.

The restrictions of Greek Law 3723/2008 regarding the distribution of dividends apply by analogy to the Bank as a result of its participation in the recapitalization framework of Greek Law 3864/2010. In addition, for so long as the Bank participates in the recapitalization framework of Greek Law 3864/2010, HFSF's representative who sits on the Bank's Board of Directors has the power to veto any decision of the Board of Directors of the Bank regarding, inter alia, the distribution of dividends and remunerations.

In addition, pursuant to the commitments undertaken by the Hellenic Republic vis-à-vis the European Commission due to the provision of state-aid to Greek banks, the Bank is prohibited from distributing dividends or paying coupons on own fund instruments or releasing reserves to put itself in such a position until the end of the restructuring period, unless such payment fulfills legal obligation of the Bank or the Directorate General for Competition of the European Commission grants a relevant exception.

Resale and repurchase agreements

Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the consolidated balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.

Repurchase of own debt

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 “Liabilities—Extinguishment of liabilities”. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share based payment transactions

Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors (“BoD”), Management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option.

When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.

Accumulated other comprehensive income / (loss) (Accumulated OCI)

Accumulated other comprehensive income/(loss) (Accumulated OCI)— The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to income statement as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to income statement at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to income statement upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock

Treasury stock—The Group's parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

Adjustments to the carrying amount of redeemable non-controlling interest in the form of a common stock instrument with a fair value redemption feature do not impact earnings per share.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates

Use of estimates—In preparing these consolidated financial statements, Management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated balance sheets and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In February 2013, the FASB issued ASU 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force)”, which requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following:

a.       The amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors

b.       Any additional amount the reporting entity expects to pay on behalf of its co-obligors.

The guidance in this ASU also requires an entity to disclose the nature and amount of the obligation as well as other information about these obligations. These amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position and results of operations.

In March 2013, the FASB issued ASU 2013-05, “Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”. According to these amendments, when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance in Section 830-30-40 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this Update clarify that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity (that is, irrespective of any retained investment) and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. These amendments are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position and results of operations.

In July 2013, the FASB issued ASU 2013-11 “Income Taxes (Topic 740) Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry- forward, a Similar Tax Loss, or a Tax Credit Carry-forward Exists”. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carry- forward, except as follows. To the extent a net operating loss carry-forward, a similar tax loss, or a tax credit carry-forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. For example, an entity should not evaluate whether the deferred tax asset expires before the statute of limitations on the tax position or whether the deferred tax asset may be used prior to the unrecognized tax benefit being settled. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position and results of operations.

In November 2014, the FASB issued ASU 2014-17 “Business Combinations (Topic 805), Pushdown Accounting”. The amendments in this Update provide an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in-control event occurs. An acquired entity should determine whether to elect to apply pushdown accounting for each individual change-in-control event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change-in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity's most recent change-in-control event. An election to apply pushdown accounting in a reporting period after the reporting period in which the change-in-control event occurred should be considered a change in accounting principle in accordance with Topic 250, Accounting Changes and Error Corrections. If pushdown accounting is applied to an individual change-in-control event, that election is irrevocable. If an acquired entity elects the option to apply pushdown accounting in its separate financial statements, it should disclose information in the current reporting period that enables users of financial statements to evaluate the effect of pushdown accounting. Effective immediately ( November 18, 2014). The implementation of these amendments by the Group did not have impact on the Group's financial position and results of operations.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In January 2014, the FASB issued ASU 2014-04 “Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40) Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure”. The amendments in this Update clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. The amendments in this Update are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. An entity can elect to adopt the amendments in this Update using either a modified retrospective transition method or a prospective transition method. Under the modified retrospective transition method, an entity should apply the amendments in this Update by means of a cumulative-effect adjustment to residential consumer mortgage loans and foreclosed residential real estate properties existing as of the beginning of the annual period for which the amendments are effective. Assets reclassified from real estate to loans as a result of adopting the amendments in this Update should be measured at the carrying value of the real estate at the date of adoption. Assets reclassified from loans to real estate as a result of adopting the amendments in this Update should be measured at the lower of the net amount of loan receivable or the real estate's fair value less costs to sell at the time of adoption. For prospective transition, an entity should apply the amendments in this Update to all instances of an entity receiving physical possession of residential real estate property collateralized by consumer mortgage loans that occur after the date of adoption. Early adoption is permitted. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position and results of operations.

In August 2014, the FASB issued ASU 2014-14 “Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40) Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure”. Under certain government-sponsored loan guarantee programs, qualifying creditors can extend mortgage loans to borrowers with a guarantee that entitles the creditor to recover all or a portion of the unpaid principal balance from the government if the borrower defaults.

The amendments in this Update require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met: (1) The loan has a government guarantee that is not separable from the loan before foreclosure. (2) At the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim and (3) At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed.

Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The amendments in this Update are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position and results of operations.

In April 2014, the FASB issued ASU 2014-08 “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360) Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. The amendments in this Update change the requirements for reporting discontinued operations in Subtopic 205-20. The amendments in this Update improve the definition of discontinued operations by limiting discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity's operations and financial results. Under current U.S. GAAP, many disposals, some of which may be routine in nature and not a change in an entity's strategy, are reported in discontinued operations. A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results when any of the following occurs:

1. The component of an entity or group of components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale.

2. The component of an entity or group of components of an entity is disposed of by sale.

3. The component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

The amendments in this Update are effective prospectively to both of the following:

1. All disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years.

2. All businesses or nonprofit activities that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In May 2014, the FASB issued ASU 2014-09 “ Revenue from Contracts with Customers (Topic 606)”. The guidance in this Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (for example, insurance contracts or lease contracts).

The guidance in this Update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, this Update supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The amendments in this Update are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. On 29 April 2015, FASB issued a proposed ASU with comments due on 29 May 2015 to defer for one year the effective date of the new revenue standard (ASU 2014-09) for public and nonpublic entities reporting under U.S. GAAP. Early adoption would be permitted as of the original effective date in ASU 2014-09 (i.e., annual reporting periods beginning after December 15, 2016, including interim reporting periods within the annual periods).The Group has not applied these amendments and has not yet determined their impact on the Group's financial position and results of operations.

In June 2014, the FASB issued ASU 2014-11 “Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The amendments in this Update require two accounting changes. First, the amendments in this Update change the accounting for repurchase-to-maturity transactions to secured borrowing accounting. Second, for repurchase financing arrangements, the amendments require separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting for the repurchase agreement.

The amendments in this Update require disclosures for certain transactions comprising (1) a transfer of a financial asset accounted for as a sale and (2) an agreement with the same transferee entered into in contemplation of the initial transfer that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. For those transactions outstanding at the reporting date, the transferor is required to disclose the following by type of transaction (for example, repurchase agreements, securities lending arrangements, and a sale with a total return swap):

1. The carrying amount of assets derecognized as of the date of derecognition

2. The amount of gross proceeds received by the transferor at the time of derecognition for the assets derecognized

3. The information about the transferor's ongoing exposure to the economic return on the transferred financial assets

4. The amounts that are reported in the statement of financial position arising from the transaction, such as those represented by derivative contracts.

The amendments in this Update also require the following disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings:

1. A disaggregation of the gross obligation by the class of collateral pledged

2. The remaining contractual tenor of the agreements

3. A discussion of the potential risks associated with the agreements and the related collateral pledged, including obligations arising from a decline in the fair value of the collateral pledged and how those risks are managed.

The amendments in this Update are effective for the first interim or annual period beginning after December 15, 2014. The Group has not applied these amendments and has not yet determined their impact on the Group's disclosures.

In August 2014, the FASB issued ASU 2014-13 “Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity”. A reporting entity that consolidates a collateralized financing entity within the scope of this Update may elect to measure the financial assets and the financial liabilities of that collateralized financing entity using either the measurement alternative included in this Update or Topic 820 on fair value measurement. When the measurement alternative is not elected for a consolidated collateralized financing entity within the scope of this Update, the amendments clarify that (1) the fair value of the financial assets and the fair value of the financial liabilities of the consolidated collateralized financing entity should be measured using the requirements of Topic 820 and (2) any differences in the fair value of the financial assets and the fair value of the financial liabilities of that consolidated collateralized financing entity should be reflected in earnings and attributed to the reporting entity in the consolidated statement of income (loss). When a reporting entity elects the measurement alternative included in this Update for a collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that collateralized financing entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. If the fair value of the financial assets of the collateralized financing entity is more observable, those financial assets should be measured at fair value and the financial liabilities should be measured in consolidation as (1) the sum of the fair value of the financial assets and the carrying value of any nonfinancial assets held temporarily, less (2) the sum of the fair value of any beneficial interests retained by the reporting entity (other than those that represent compensation for services) and the reporting entity's carrying value of any beneficial interests that represent compensation for services. The resulting amount should be allocated to the individual financial liabilities (other than the beneficial interests retained by the reporting entity) using a reasonable and consistent methodology. If the fair value of the financial liabilities of the collateralized financing entity is more observable, those financial liabilities should be measured at fair value and the financial assets should be measured in consolidation as (1) the sum of the fair value of the financial liabilities (other than the beneficial interests retained bythe reporting entity), the fair value of any beneficial interests retained by the reporting entity (other than those that represent compensation for services), and the reporting entity's carrying value of any beneficial interests that represent compensation for services, less (2) the carrying value of any nonfinancial assets held temporarily. The resulting amount should be allocated to the individual financial assets using a reasonable and consistent methodology. The amendments in this Update clarify that when the measurement alternative is elected, a reporting entity's consolidated net income (loss) should reflect the reporting entity's own economic interests in the collateralized financing entity, including (1) changes in the fair value of the beneficial interests retained by the reporting entity and (2) beneficial interests that represent compensation for services. Beneficial interests retained by the reporting entity that represent compensation for services (for example, management fees or servicing fees) and nonfinancial assets that are held temporarily by a collateralized financing entity should be measured in accordance with other applicable Topics. The amendments in this Update are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Early application is permitted. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position and results of operations.

In August 2014, the FASB issued ASU 2014-15 “Presentation of Financial Statements—Going Concern (Subtopic 205-40) Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern”. The amendments in this Update require that in connection with preparing financial statements for each annual and interim reporting period, an entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable).

Management's evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued (or at the date that the financial statements are available to be issued when applicable).

Substantial doubt about an entity's ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued (or available to be issued). The term probable is used consistently with its use in Topic 450, Contingencies. When management identifies conditions or events that raise substantial doubt about an entity's ability to continue as a going concern, management should consider whether its plans that are intended to mitigate those relevant conditions or events will alleviate the substantial doubt. The mitigating effect of management's plans should be considered only to the extent that (1) it is probable that the plans will be effectively implemented and, if so, (2) it is probable that the plans will mitigate the conditions or events that raise substantial doubt about the entity's ability to continue as a going concern.

If conditions or events raise substantial doubt about an entity's ability to continue as a going concern, but the substantial doubt is alleviated as a result of consideration of management's plans, the entity should disclose information that enables users of the financial statements to understand all of the following (or refer to similar information disclosed elsewhere in the footnotes):

a. Principal conditions or events that raised substantial doubt about the entity's ability to continue as a going concern (before consideration of management's plans)

b. Management's evaluation of the significance of those conditions or events in relation to the entity's ability to meet its obligations

c. Management's plans that alleviated substantial doubt about the entity's ability to continue as a going concern.

If conditions or events raise substantial doubt about an entity's ability to continue as a going concern, and substantial doubt is not alleviated after consideration of management's plans, an entity should include a statement in the footnotes indicating that there is substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). Additionally, the entity should disclose information that enables users of the financial statements to understand all of the following:

a. Principal conditions or events that raise substantial doubt about the entity's ability to continue as a going concern

b. Management's evaluation of the significance of those conditions or events in relation to the entity's ability to meet its obligations

c. Management's plans that are intended to mitigate the conditions or events that raise substantial doubt about the entity's ability to continue as a going concern.

The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Group has not applied these amendments and has not yet determined their impact on the Group's disclosures.

In November 2014, the FASB issued ASU 2014-16 “Derivatives and Hedging (Topic 815)”

Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity”. The amendments in this Update do not change the current criteria in GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required. That is, an entity will continue to evaluate whether the economic characteristics and risks of the embedded derivative feature are clearly and closely related to those of the host contract, among other relevant criteria. The amendments clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. Specifically, the amendments clarify that an entity should consider all relevant terms and features—including the embedded derivative feature being evaluated for bifurcation—in evaluating the nature of the host contract. Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract. Rather, the nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument.

In addition, the amendments in this Update clarify that, in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weight those terms and features. Specifically, the assessment of the substance of the relevant terms and features should incorporate a consideration of (1) the characteristics of the terms and features themselves (for example, contingent versus non-contingent, in-the-money versus out-of-the-money), (2) the circumstances under which the hybrid financial instrument was issued or acquired (for example, issuer-specific characteristics, such as whether the issuer is thinly capitalized or profitable and well-capitalized), and (3) the potential outcomes of the hybrid financial instrument (for example, the instrument may be settled by the issuer issuing a fixed number of shares, the instrument may be settled by the issuer transferring a specified amount of cash, or the instrument may remain legal-form equity), as well as the likelihood of those potential outcomes.

The amendments in this Update are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position and results of operations.

In January 2015, the FASB issued ASU No. 2015-1—“Income Statement—Extraordinary and Unusual Items (Subtopic 225-20)”.

The objective of this Update is to simplify the income statement presentation requirements in Subtopic 225-20 by eliminating the concept of extraordinary items. Extraordinary items are events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence. Eliminating the extraordinary classification simplifies income statement presentation by altogether removing the concept of extraordinary items from consideration. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The effective date is the same for both public business entities and all other entities. The Group has not applied these amendments and has not yet determined their impact on the presentation of the Group's results of operations and disclosures.

In February 2015, the FASB issued ASU No. 2015-02—Consolidation (Topic 810)

The amendments in this Update affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. Specifically, the amendments:

1.  Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities.

2.  Eliminate the presumption that a general partner should consolidate a limited partnership.

3.  Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

4.  Provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The amendments in this Update are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, and for interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. A reporting entity also may apply the amendments retrospectively. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In April 2015, the FASB issued ASU No. 2015-03—“Interest—Imputation of Interest (Subtopic 835-30)”.

To simplify presentation of debt issuance costs, the amendments in this Update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this Update. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015. Early adoption of the amendments in this Update is permitted for financial statements that have not been previously issued.

An entity should apply the new guidance on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (that is, debt issuance cost asset and the debt liability). The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In April 2015, the FASB issued ASU No. 2015-04—“Compensation—Retirement Benefits (Topic 715)”. The amendments in this Update provide a practical expedient for employers with fiscal year-ends that do not fall on a month-end by permitting those employers to measure defined benefit plan assets and obligations as of the month-end that is closest to the entity's fiscal year-end. For public business entities, the amendments in the ASU are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. This ASU is not applicable and will have no effect the Group.

In April 2015, the FASB issued ASU No. 2015-05—“Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40)”. The objective of the amendments in this Update is to address the concerns of stakeholders that the lack of guidance about a customer's accounting for fees in a cloud computing arrangement leads to unnecessary cost and complexity when evaluating the accounting for those fees, as well as some diversity in practice. The amendments in this Update will help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement by providing guidance as to whether an arrangement includes the sale or license of software.

The amendments will be effective for public business entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted for all entities. An entity can elect to adopt the amendments either (1) prospectively to all arrangements entered into or materially modified after the effective date or (2) retrospectively. For prospective transition, the only disclosure requirements at transition are the nature of and reason for the change in accounting principle, the transition method, and a qualitative description of the financial statement line items affected by the change. For retrospective transition, the disclosure requirements at transition include the requirements for prospective transition and quantitative information about the effects of the accounting change. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07—Fair Value Measurement (Topic 820). Topic 820, Fair Value Measurement, permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment. Currently, investments valued using the practical expedient are categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date.

To address the diversity in practice related to how certain investments measured at net asset value with future redemption dates are categorized, the amendments in this Update remove the requirement to categorize investments for which fair values are measured using the net asset value per share practical expedient. It also limits disclosures to investments for which the entity has elected to measure the fair value using the practical expedient.

This Accounting Standards Update is the final version of Proposed Accounting Standards Update EITF-14B—Fair Value Measurement—Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (Topic 820), which has been deleted.

The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscalyears. A reporting entity should apply the amendments retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity's financial statements. Earlier application is permitted.The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In May 2015, the FASB issued Accounting Standards Update No. 2015-08—Business Combinations (Topic 805). This Accounting Standards Update amends various SEC paragraphs pursuant to the issuance of Staff Accounting Bulletin No. 115. This ASU is applicable to all entities and is effective upon issuance (issuance date May 8, 2015)